Summary of Significant Accounting Policies - Contract Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable
Beginning balance	$ 21,483,102	$ 28,127,346
Increase/(decrease), net	(16,533,858)	(6,644,244)
Ending balance	4,949,244	21,483,102
Deferred Revenue
Beginning balance	1,943,168	3,331,511
(Decrease) Increase, net	(1,767,793)	(1,388,343)
Ending balance	175,375	1,943,168
Revenue recognized, included in the balance of deferred revenue	$ 1,857,881	$ 3,301,256